GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

9. GOODWILL AND INTANGIBLE ASSETS, NET

        In 2014, the Company completed several business combination transactions, including Kitlocate, Auto.ru and ADFOX (Note 4), accounted for under the acquisition method and resulted in the recognition of RUR 5,728 ($101.8) of acquired goodwill. The Company has also revised its goodwill allocation following the change in operating and reportable segments (Note 15) and restated the prior year disclosure to conform with current year presentation. As a consequence of the change in segments and reporting units, goodwill has been reallocated between reporting units using the relative fair value allocation approach. Reporting units for the Russian Search and Portal and Russian E-commerce segments have been determined to be the same level as their respective segments due to the absence of regular reporting at any lower level within these segments. Goodwill allocated to the Media Services operating segment (included in Other) has further been allocated to the reporting unit Cinema and TV and goodwill allocated to the Classified Aggregators operating segment (included in Other) to the reporting unit Auto. The changes in the carrying amount of goodwill are as follows:

	Russian Search and Portal	Russian E-commerce	Other	Total	Total
	RUR	RUR	RUR	RUR	$
Balance as of January 1, 2013	750	—	—	750
Goodwill acquired	—	—	2,140	2,140
Goodwill disposed	—	—	—	—
Foreign currency translation adjustment	25	—	—	25

Balance as of December 31, 2013	775	—	2,140	2,915	51.8

Goodwill acquired	454	106	5,168	5,728	101.8
Goodwill disposed	(75)	—	—	(75)	(1.3)
Foreign currency translation adjustment	352	—	—	352	6.3

Balance as of December 31, 2014	1,506	106	7,308	8,920	158.6

        The Company has not recorded any impairment on goodwill to date.

        Intangible assets, net of amortization, as of December 31, 2013 and 2014 consisted of the following intangible assets primarily acquired as part of business combinations:

	2013			2014
	Cost	Less: Accumulated amortization	Net carrying value	Cost	Less: Accumulated amortization	Net carrying value	Net carrying value
	RUR	RUR	RUR	RUR	RUR	RUR	$
Content and software	489	(173)	316	965	(385)	580	10.3
Patents and licenses	167	(106)	61	269	(147)	122	2.2
Customer relationships	71	(18)	53	417	(45)	372	6.6
Contracts with suppliers	23	(22)	1	—	—	—	—
Non-compete agreements	14	(1)	13	26	(8)	18	0.3
Trade names and domain names	224	(4)	220	1,181	(66)	1,115	19.8
Workforce	—	—	—	232	(14)	218	3.9

Total intangible assets	988	(324)	664	3,090	(665)	2,425	43.1

        Amortization expenses of intangible assets for the years ended December 31, 2012, 2013 and 2014 were RUR 139, RUR 111 and RUR 242 ($4.3), respectively.

        Estimated amortization expense over the next five years for intangible assets included in the accompanying consolidated balance sheet as of December 31, 2014 are as follows:

	RUR	$
For the year ending December 31, 2015	427	7.6
For the year ending December 31, 2016	408	7.3
For the year ending December 31, 2017	340	6.0
For the year ending December 31, 2018	304	5.4
For the year ending December 31, 2019	222	3.9
Thereafter	724	12.9

Total	2,425	43.1